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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-21753
                                   -------------------------------

                         Church Capital Investment Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

  301 Oxford Valley Road, Suite 801B         Yardley, Pennsylvania     19067
--------------------------------------------------------------------------------
               (Address of principal executive offices)              (Zip code)

                                Gregory A. Church

Church Capital Management, LLC     301 Oxford Valley Road     Yardley, PA 19067
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (215) 321-1900

Date of fiscal year end:         November 30, 2008
                           -------------------------------

Date of reporting period:        May 31, 2008
                           -------------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.     REPORTS TO STOCKHOLDERS.


                         CHURCH CAPITAL INVESTMENT TRUST

                           Church Capital Value Trust

                        Church Capital Money Market Fund



                               SEMI-ANNUAL REPORT

                                  May 31, 2008

                                   (Unaudited)



                               INVESTMENT ADVISER
                         Church Capital Management, LLC
                                   Yardley, PA

CHURCH CAPITAL VALUE TRUST
SUPPLEMENTARY PORTFOLIO INFORMATION
MAY 31, 2008 (UNAUDITED)
================================================================================

--------------------------------------------------------------------------------

                   CHURCH CAPITAL VALUE TRUST VS S&P 500 INDEX
                    SECTOR DIVERSIFICATION (% OF NET ASSETS)

                              [BAR CHART OMITTED]


                                              Church Capital    S&P 500
                                                Value Trust      Index
                                              -------------------------
      Consumer Discretionary                        7.9%          8.5%
      Consumer Staples                              8.7%         10.5%
      Energy                                       13.6%         14.3%
      Financials                                   10.9%         15.9%
      Health Care                                  12.6%         11.5%
      Industrials                                   7.2%         11.8%
      Information Technology                       17.5%         16.6%
      Materials                                    11.9%          3.7%
      Telecommunications Services                   0.0%          3.5%
      Utilities                                     2.6%          3.7%
      Cash Equivalents                              7.1%          0.0%
--------------------------------------------------------------------------------

                             TOP 10 EQUITY HOLDINGS
--------------------------------------------------------------------------------

         SECURITY DESCRIPTION                         % OF NET ASSETS
         --------------------------------------       ---------------
         Cisco Systems, Inc.                                4.0%
         Bank of America Corp.                              3.7%
         Nabors Industries Ltd.                             3.5%
         Genzyme Corp.                                      3.4%
         Genentech, Inc.                                    3.3%
         Electronic Arts, Inc.                              3.3%
         EMC Corp.                                          3.2%
         Royal Dutch Shell PLC - Class A - ADR              3.2%
         Procter & Gamble Co. (The)                         3.1%
         Goldman Sachs Group, Inc. (The)                    3.0%

CHURCH CAPITAL MONEY MARKET FUND
SUPPLEMENTARY PORTFOLIO INFORMATION
MAY 31, 2008 (UNAUDITED)
================================================================================

--------------------------------------------------------------------------------
                              PORTFOLIO ALLOCATION
                                % OF NET ASSETS

                              [PIE CHART OMITTED]

                  Commercial Paper                       90.6%
                  Money Market Funds and Other            9.4%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                             MATURITY DISTRIBUTION
                                % OF NET ASSETS

                              [PIE CHART OMITTED]

                  0 - 14 Days                           66.4%
                  15 - 29 Days                          25.2%
                  30 + Days                              8.4%
--------------------------------------------------------------------------------

CREDIT ANALYSIS (% OF PORTFOLIO)           YIELD ANALYSIS
----------------------------------         ------------------------------------
A-1 / P-1 / F-1             88.7%          7-Day Current Yield            1.87%
A-2 / P-2                    1.7%          7-Day Effective Yield          1.89%
Money Market Funds           9.6%

CHURCH CAPITAL VALUE TRUST
SCHEDULE OF INVESTMENTS
MAY 31, 2008 (UNAUDITED)
================================================================================
  SHARES     COMMON STOCKS -- 92.9%                                    VALUE
--------------------------------------------------------------------------------

             AEROSPACE & DEFENSE -- 3.2%
     4,000   Honeywell International, Inc.                         $    238,480
    12,500   Raytheon Co.                                               798,250
                                                                   ------------
                                                                      1,036,730
                                                                   ------------
             AIR FREIGHT & LOGISTICS -- 1.1%
     5,000   United Parcel Service, Inc. - Class B                      355,100
                                                                   ------------

             BEVERAGES -- 2.9%
    12,000   Diageo PLC - ADR                                           943,440
                                                                   ------------

             BIOTECHNOLOGY -- 6.7%
    15,000   Genentech, Inc. (a)                                      1,063,050
    16,000   Genzyme Corp. (a)                                        1,095,360
                                                                   ------------
                                                                      2,158,410
                                                                   ------------
             CAPITAL MARKETS -- 3.0%
     5,500   Goldman Sachs Group, Inc. (The)                            970,255
                                                                   ------------

             CHEMICALS -- 5.5%
    10,000   Agrium, Inc.                                               874,200
    28,000   Cabot Corp.                                                897,120
                                                                   ------------
                                                                      1,771,320
                                                                   ------------
             COMMUNICATIONS EQUIPMENT -- 6.1%
    48,000   Cisco Systems, Inc. (a)                                  1,282,560
    25,000   Corning, Inc.                                              683,500
                                                                   ------------
                                                                      1,966,060
                                                                   ------------
             COMPUTERS & PERIPHERALS -- 3.2%
    60,000   EMC Corp. (a)                                            1,046,400
                                                                   ------------

             CONTAINERS & PACKAGING -- 2.6%
    35,000   Sealed Air Corp.                                           852,600
                                                                   ------------

             DIVERSIFIED FINANCIAL SERVICES -- 4.4%
    35,000   Bank of America Corp.                                    1,190,350
    10,000   Citigroup, Inc.                                            218,900
                                                                   ------------
                                                                      1,409,250
                                                                   ------------
             ELECTRIC UTILITIES -- 2.6%
    20,000   Progress Energy, Inc.                                      855,200
                                                                   ------------

             ELECTRONIC EQUIPMENT & INSTRUMENTS -- 1.4%
    12,000   Agilent Technologies, Inc. (a)                             448,680
                                                                   ------------

CHURCH CAPITAL VALUE TRUST
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES   COMMON STOCKS -- 92.9% (CONTINUED)                        VALUE
--------------------------------------------------------------------------------

             ENERGY EQUIPMENT & SERVICES -- 7.7%
     9,000   Baker Hughes, Inc.                                    $    797,580
    27,000   Nabors Industries Ltd. (a)                               1,135,080
    12,000   Weatherford International Ltd. (a)                         547,560
                                                                   ------------
                                                                      2,480,220
                                                                   ------------
             FOOD PRODUCTS -- 2.7%
    22,000   Archer-Daniels-Midland Co.                                 873,400
                                                                   ------------

             HEALTH CARE EQUIPMENT & SUPPLIES -- 5.2%
    15,000   Baxter International, Inc.                                 916,500
    15,000   Covidien Ltd.                                              751,350
                                                                   ------------
                                                                      1,667,850
                                                                   ------------
             HOTELS, RESTAURANTS & LEISURE -- 2.4%
    20,000   Boyd Gaming Corp.                                          319,000
    15,000   CBRL Group, Inc.                                           441,750
                                                                   ------------
                                                                        760,750
                                                                   ------------
             HOUSEHOLD PRODUCTS -- 3.1%
    15,000   Procter & Gamble Co. (The)                                 990,750
                                                                   ------------

             INDUSTRIAL CONGLOMERATES -- 2.8%
    30,000   General Electric Co.                                       921,600
                                                                   ------------

             INSURANCE -- 3.6%
    10,000   Hartford Financial Services Group, Inc.                    710,700
     6,000   Prudential Financial, Inc.                                 448,200
                                                                   ------------
                                                                      1,158,900
                                                                   ------------
             LIFE SCIENCES TOOLS & SERVICES -- 0.4%
     4,000   PerkinElmer, Inc.                                          113,120
                                                                   ------------

             MEDIA -- 2.9%
    60,000   Time Warner, Inc.                                          952,800
                                                                   ------------

             METALS & MINING -- 3.7%
    14,000   Alcoa, Inc.                                                568,260
    16,000   Barrick Gold Corp.                                         644,640
                                                                   ------------
                                                                      1,212,900
                                                                   ------------
             MUTI-LINE RETAIL -- 1.5%
    21,000   Macy's, Inc.                                               497,070
                                                                   ------------

             OIL, GAS & CONSUMABLE FUELS -- 5.9%
    13,000   Cimarex Energy Co.                                         885,820
    12,000   Royal Dutch Shell PLC - Class A - ADR                    1,025,880
                                                                   ------------
                                                                      1,911,700
                                                                   ------------
             PHARMACEUTICALS -- 0.4%
     2,000   Johnson & Johnson                                          133,480
                                                                   ------------

CHURCH CAPITAL VALUE TRUST
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES   COMMON STOCKS -- 92.9% (CONTINUED)                        VALUE
--------------------------------------------------------------------------------

             SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 3.5%
    25,000   Intel Corp.                                           $    579,500
    17,500   Texas Instruments, Inc.                                    568,400
                                                                   ------------
                                                                      1,147,900
                                                                   ------------
             SOFTWARE -- 3.3%
    21,000   Electronic Arts, Inc. (a)                                1,054,200
                                                                   ------------

             SPECIALTY RETAIL -- 1.1%
    15,000   Lowe's Cos., Inc.                                          360,000
                                                                   ------------

             TOTAL COMMON STOCKS (Cost $28,847,974)                $ 30,050,085
                                                                   ------------

================================================================================
    SHARES   MONEY MARKET FUNDS -- 8.2%                                VALUE
--------------------------------------------------------------------------------

 1,604,492   AIM Liquid Assets Portfolio (The), 2.632% (b)         $  1,604,492
 1,059,086   Fidelity Institutional Money Market Portfolio -
               Select Class, 2.654% (b)                               1,059,086
                                                                   ------------
             TOTAL MONEY MARKET FUNDS (Cost $2,663,578)            $  2,663,578
                                                                   ------------

             TOTAL INVESTMENTS AT VALUE -- 101.1%
               (Cost $31,511,552)                                  $ 32,713,663

             LIABILITIES IN EXCESS OF OTHER ASSETS -- (1.1%)           (351,239)
                                                                   ------------

             NET ASSETS -- 100.0%                                  $ 32,362,424
                                                                   ============

(a)   Non-income producing security.

(b) Variable rate security. The rate shown is the effective 7-day yield at May 31, 2008.

ADR - American Depositary Receipt

See accompanying notes to financial statements.

CHURCH CAPITAL MONEY MARKET FUND
SCHEDULE OF INVESTMENTS
MAY 31, 2008 (UNAUDITED)
================================================================================
 PAR VALUE   COMMERCIAL PAPER -- 90.6%                                 VALUE
--------------------------------------------------------------------------------

$2,500,000   Abbey National North America LLC, 2.25%,
               due 06/09/08                                        $  2,498,750
   900,000   Altria Group, Inc., 2.60%, due 06/11/08                    899,350
   800,000   AstraZeneca PLC, 2.90%, due 06/11/08                       799,356
   500,000   AstraZeneca PLC, 2.86%, due 06/27/08                       498,967
 2,200,000   AstraZeneca PLC, 4.06%, due 07/07/08                     2,191,068
 4,600,000   Brown-Forman Corp., 2.07%, due 07/07/08                  4,590,478
 4,600,000   Bunge Asset Funding Corp., 2.60%, due 06/02/08           4,599,668
   400,000   ConocoPhillips, 2.06%, due 06/24/08                        399,474
 4,000,000   Daimler AG, 2.60%, due 06/18/08                          3,995,089
   696,000   Daimler AG, 3.00%, due 06/26/08                            694,550
 4,000,000   Dollar Thrifty Funding LLC, 2.70%, due 06/18/08          3,994,900
 9,200,000   Ecolab, Inc., 2.40%, due 06/12/08                        9,193,254
 5,000,000   General Electric Capital Co., 2.20%, due 06/02/08        4,999,694
 4,500,000   General Electric Capital Co., 2.11%, due 06/10/08        4,497,626
   700,000   H.J. Heinz Co., 2.85%, due 06/11/08                        699,446
   460,000   JP Morgan Chase & Co., 2.85%, due 06/30/08                 458,944
   470,000   JP Morgan Chase & Co., 2.80%, due 07/21/08                 468,172
 4,600,000   Pitney Bowes, Inc., 2.02%, due 06/03/08                  4,599,484
 5,000,000   Salvation Army Eastern Territory (The), 2.55%,
               due 06/11/08                                           4,996,458
 4,300,000   Salvation Army Eastern Territory (The), 2.65%,
               due 06/18/08                                           4,294,619
 4,500,000   Toyota Capital Corp., 2.15%, due 06/09/08                4,497,850
 5,000,000   Verizon Communications, Inc., 2.65%, due 06/03/08        4,999,264
 4,800,000   Wheels, Inc., 2.45%, 06/05/08                            4,798,693
 4,600,000   Wheels, Inc., 2.55%, 06/16/08                            4,595,112
 4,600,000   YUM! Capital Funding Corp., 2.65%, due 06/18/08          4,594,244
                                                                   ------------
             TOTAL COMMERCIAL PAPER (Amortized Cost $82,854,510)   $ 82,854,510
                                                                   ------------

================================================================================
    SHARES   MONEY MARKET FUNDS -- 9.6%                                VALUE
--------------------------------------------------------------------------------

 4,611,000   AIM Liquid Assets Portfolio (The), 2.632% (a)         $  4,611,000
 3,211,246   Fidelity Institutional Money Market Portfolio -
               Select Class, 2.654% (a)                               3,211,246
   940,716   First American Prime Obligations Fund -
               Class Y, 2.332% (a)                                      940,716
                                                                   ------------
             TOTAL MONEY MARKET FUNDS (Cost $8,762,962)            $  8,762,962
                                                                   ------------

             TOTAL INVESTMENTS -- 100.2%
               (Amortized Cost $91,617,472)                        $ 91,617,472

             LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.2%)           (187,661)
                                                                   ------------

             NET ASSETS -- 100.0%                                  $ 91,429,811
                                                                   ============

(a) Variable rate security. The rate shown is the effective 7-day yield at May 31, 2008.

See accompanying notes to financial statements.

CHURCH CAPITAL INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES
MAY 31, 2008 (UNAUDITED)
============================================================================================
                                                                              CHURCH CAPITAL
                                                              CHURCH CAPITAL   MONEY MARKET
                                                                VALUE TRUST        FUND
--------------------------------------------------------------------------------------------
ASSETS
Investments in securities:
   At amortized cost                                            $ 31,511,552   $ 91,617,472
                                                                ============   ============
   At value (Note 2)                                            $ 32,713,663   $ 91,617,472
Dividends and interest receivable                                     46,887         24,500
Receivable for investment securities sold                            273,439             --
Receivable for capital shares sold                                    33,417             --
Other assets                                                          17,287         17,113
                                                                ------------   ------------
   TOTAL ASSETS                                                   33,084,693     91,659,085
                                                                ------------   ------------
LIABILITIES
Distributions payable                                                     --        153,104
Payable for investment securities purchased                          401,878             --
Payable for capital shares redeemed                                  276,340             --
Payable to Adviser (Note 4)                                           29,161         54,550
Payable to administrator (Note 4)                                      7,060         12,660
Other accrued expenses                                                 7,830          8,960
                                                                ------------   ------------
   TOTAL LIABILITIES                                                 722,269        229,274
                                                                ------------   ------------

NET ASSETS                                                      $ 32,362,424   $ 91,429,811
                                                                ============   ============
NET ASSETS CONSIST OF:
Paid-in capital                                                 $ 30,894,402   $ 91,429,811
Accumulated undistributed net investment income                       71,281             --
Accumulated net realized gains from security transactions            194,630             --
Net unrealized appreciation on investments                         1,202,111             --
                                                                ------------   ------------
NET ASSETS                                                      $ 32,362,424   $ 91,429,811
                                                                ============   ============
Shares of beneficial interest outstanding (unlimited
   number of shares authorized, no par value)                      3,025,725     91,429,811
                                                                ============   ============

Net asset value, redemption price and offering
   price per share (Note 2)                                     $      10.70   $       1.00
                                                                ============   ============

See accompanying notes to financial statements.

CHURCH CAPITAL INVESTMENT TRUST
STATEMENTS OF OPERATIONS
SIX MONTHS ENDED MAY 31, 2008 (UNAUDITED)
================================================================================
                                                                  CHURCH CAPITAL
                                                  CHURCH CAPITAL   MONEY MARKET
                                                    VALUE TRUST        FUND
--------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividend income                                 $    298,449    $    175,092
   Foreign withholding taxes on dividends                (3,314)             --
   Interest income                                           --       1,223,669
                                                   ------------    ------------
      TOTAL INVESTMENT INCOME                           295,135       1,398,761
                                                   ------------    ------------
EXPENSES
   Investment advisory fees (Note 4)                    164,880         206,069
   Administration fees (Note 4)                          16,518          41,336
   Professional fees                                     20,603          20,603
   Fund accounting fees (Note 4)                         16,654          19,138
   Custody fees                                           9,200          15,887
   Trustees' fees and expenses                            8,506           8,506
   Transfer agent fees (Note 4)                           9,000           7,500
   Insurance expense                                      4,173           7,429
   Compliance service fees (Note 4)                       4,500           4,500
   Postage and supplies                                   4,347           1,839
   Registration fees                                      1,718           3,238
   Shareholder report printing fees                         875             735
   Other expenses                                         3,958           1,426
                                                   ------------    ------------
      TOTAL EXPENSES                                    264,932         338,206
   Fees waived by the Adviser (Note 4)                  (58,832)        (66,198)
                                                   ------------    ------------
      NET EXPENSES                                      206,100         272,008
                                                   ------------    ------------

NET INVESTMENT INCOME                                    89,035       1,126,753
                                                   ------------    ------------

REALIZED AND UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS
   Net realized gains from security transactions        235,158              --
   Net change in unrealized appreciation/
      depreciation on investments                      (500,486)             --
                                                   ------------    ------------
NET REALIZED AND UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS                                      (265,328)             --
                                                   ------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                 $   (176,293)   $  1,126,753
                                                   ============    ============

See accompanying notes to financial statements.

CHURCH CAPITAL VALUE TRUST
STATEMENTS OF CHANGES IN NET ASSETS
======================================================================================================
                                                                      SIX MONTHS ENDED     YEAR ENDED
                                                                        MAY 31, 2008      NOVEMBER 30,
                                                                        (UNAUDITED)           2007
------------------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                                $     89,035      $    204,199
   Net realized gains from security transactions                             235,158         2,167,650
   Net change in unrealized appreciation/depreciation on investments        (500,486)          (91,263)
                                                                        ------------      ------------
Net increase (decrease) in net assets from operations                       (176,293)        2,280,586
                                                                        ------------      ------------
DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income                                               (214,080)         (222,886)
   From net realized gains from security transactions                     (2,202,681)         (235,745)
                                                                        ------------      ------------
Net decrease in net assets from distributions to shareholders             (2,416,761)         (458,631)
                                                                        ------------      ------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                               1,678,212        10,360,826
   Net asset value of shares issued in reinvestment of
       distributions to shareholders                                       1,357,767           278,002
   Payments for shares redeeemed                                          (4,379,603)       (8,141,101)
                                                                        ------------      ------------
Net increase (decrease) in net assets from capital share transactions     (1,343,624)        2,497,727
                                                                        ------------      ------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                                   (3,936,678)        4,319,682

NET ASSETS
   Beginning of period                                                    36,299,102        31,979,420
                                                                        ------------      ------------
   End of period                                                        $ 32,362,424      $ 36,299,102
                                                                        ============      ============
ACCUMULATED UNDISTRIBUTED
   NET INVESTMENT INCOME                                                $     71,281      $    196,326
                                                                        ============      ============
CAPITAL SHARE ACTIVITY
   Shares sold                                                               161,387           915,678
   Shares reinvested                                                         127,610            25,812
   Shares redeemed                                                          (422,776)         (727,223)
                                                                        ------------      ------------
   Net increase (decrease) in shares outstanding                            (133,779)          214,267
   Shares outstanding, beginning of period                                 3,159,504         2,945,237
                                                                        ------------      ------------
   Shares outstanding, end of period                                       3,025,725         3,159,504
                                                                        ============      ============

See accompanying notes to financial statements.

CHURCH CAPITAL MONEY MARKET FUND
STATEMENTS OF CHANGES IN NET ASSETS
===========================================================================================
                                                           SIX MONTHS ENDED     YEAR ENDED
                                                             MAY 31, 2008      NOVEMBER 30,
                                                             (UNAUDITED)           2007
-------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                     $  1,126,753      $  2,650,191
                                                             ------------      ------------
DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income                                  (1,126,753)       (2,650,191)
                                                             ------------      ------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                   98,815,917        88,674,084
   Net asset value of shares issued in reinvestment of
      distributions to shareholders                                15,867            51,853
   Payments for shares redeeemed                              (76,518,626)      (71,127,511)
                                                             ------------      ------------
Net increase in net assets from capital share transactions     22,313,158        17,598,426
                                                             ------------      ------------

TOTAL INCREASE IN NET ASSETS                                   22,313,158        17,598,426

NET ASSETS
   Beginning of period                                         69,116,653        51,518,227
                                                             ------------      ------------
   End of period                                             $ 91,429,811      $ 69,116,653
                                                             ============      ============
ACCUMULATED UNDISTRIBUTED
   NET INVESTMENT INCOME                                     $         --      $         --
                                                             ============      ============
CAPITAL SHARE ACTIVITY
   Shares sold                                                 98,815,917        88,674,084
   Shares reinvested                                               15,867            51,853
   Shares redeemed                                            (76,518,626)      (71,127,511)
                                                             ------------      ------------
   Net increase in shares outstanding                          22,313,158        17,598,426
   Shares outstanding, beginning of period                     69,116,653        51,518,227
                                                             ------------      ------------
   Shares outstanding, end of period                           91,429,811        69,116,653
                                                             ============      ============

See accompanying notes to financial statements.

CHURCH CAPITAL VALUE TRUST
FINANCIAL HIGHLIGHTS
==================================================================================================================
                                                                 SIX MONTHS ENDED    YEAR ENDED      PERIOD ENDED
                                                                   MAY 31, 2008     NOVEMBER 30,     NOVEMBER 30,
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD:      (UNAUDITED)         2007           2006 (a)
------------------------------------------------------------------------------------------------------------------
   Net asset value at beginning of period                            $    11.49      $    10.86      $    10.00
                                                                     ----------      ----------      ----------
   Income (loss) from investment operations:
      Net investment income                                                0.03            0.07            0.07
      Net realized and unrealized gains (losses) on investments           (0.05)           0.72            0.79
                                                                     ----------      ----------      ----------
   Total from investment operations                                       (0.02)           0.79            0.86
                                                                     ----------      ----------      ----------
   Less distributions:
      From net investment income                                          (0.07)          (0.08)             --
      From net realized gains on investments                              (0.70)          (0.08)             --
                                                                     ----------      ----------      ----------
   Total distributions                                                    (0.77)          (0.16)             --
                                                                     ----------      ----------      ----------

   Net asset value at end of period                                  $    10.70      $    11.49      $    10.86
                                                                     ==========      ==========      ==========

   Total return (b)                                                      -0.11%(c)        7.38%           8.60%(c)
                                                                     ==========      ==========      ==========
RATIOS AND SUPPLEMENTAL DATA:
   Net assets at end of period (000's)                               $   32,362      $   36,299      $   31,979
                                                                     ==========      ==========      ==========

   Ratio of total expenses to average net assets                          1.61%(e)        1.55%           1.75%(e)

   Ratio of net expenses to average net assets (d)                        1.25%(e)        1.25%           1.25%(e)

   Ratio of net investment income to average net assets (d)               0.54%(e)        0.59%           1.04%(e)

   Portfolio turnover rate                                                  27%(c)          90%            127%(c)
------------------------------------------------------------------------------------------------------------------

(a) Represents the period from the commencement of operations (January 19, 2006) through November 30, 2006.

(b) Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)   Not annualized.

(d)   Ratio was determined after advisory fee waivers (Note 4).

(e)   Annualized.

See accompanying notes to financial statements.

CHURCH CAPITAL MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
==============================================================================================================
                                                               SIX MONTHS ENDED   YEAR ENDED     PERIOD ENDED
                                                                 MAY 31, 2008    NOVEMBER 30,    NOVEMBER 30,
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD:   (UNAUDITED)        2007           2006 (a)
--------------------------------------------------------------------------------------------------------------
   Net asset value at beginning of period                        $    1.000      $    1.000      $    1.000

   Net investment income                                              0.014           0.046           0.037

   Dividends from net investment income                              (0.014)         (0.046)         (0.037)
                                                                 ----------      ----------      ----------

   Net asset value at end of period                              $    1.000      $    1.000      $    1.000
                                                                 ==========      ==========      ==========

   Total return (b)                                                   1.44%(c)        4.74%           3.80%(c)
                                                                 ==========      ==========      ==========

RATIOS AND SUPPLEMENTAL DATA:
   Net assets at end of period (000's)                           $   91,430      $   69,117      $   51,518
                                                                 ==========      ==========      ==========

   Ratio of total expenses to average net assets                      0.82%(e)        0.85%           0.89%(e)

   Ratio of net expenses to average net assets (d)                    0.66%(e)        0.66%           0.66%(e)

   Ratio of net investment income to average net assets (d)           2.73%(e)        4.63%           4.35%(e)
--------------------------------------------------------------------------------------------------------------

(a) Represents the period from the commencement of operations (January 20, 2006) through November 30, 2006.

(b) Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions, if any, are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)   Not annualized.

(d)   Ratio was determined after advisory fee waivers (Note 4).

(e)   Annualized.

See accompanying notes to financial statements.

CHURCH CAPITAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS
MAY 31, 2008 (UNAUDITED)
================================================================================

1.    ORGANIZATION

Church Capital Value Trust and Church Capital Money Market Fund (the "Funds") are each a diversified series of Church Capital Investment Trust (the "Trust"), an open-end management investment company established as an Ohio business trust under a Declaration of Trust dated April 6, 2005. Church Capital Value Trust and Church Capital Money Market Fund commenced operations on January 19, 2006 and January 20, 2006, respectively.

The investment objective of Church Capital Value Trust is capital appreciation.

The investment objective of Church Capital Money Market Fund is to maximize current income consistent with the preservation of capital and maintenance of liquidity by investing in high quality short-term money market instruments.

2.    SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Funds' significant accounting policies:

SECURITIES VALUATION - Church Capital Value Trust values its portfolio securities as of the end of the regular session of trading on the New York Stock Exchange (the "Exchange") (normally 4:00 p.m., Eastern time) on each day the Exchange is open for business. Equity securities are valued at their market value when reliable market quotations are readily available. Securities that are traded on any stock exchange are generally valued at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. When reliable market quotations are not readily available, when the investment adviser determines that a market quotation does not accurately reflect the current market value or when restricted securities are being valued, such securities are valued as determined in good faith by the investment adviser, in conformity with guidelines adopted by and subject to review by the Board of Trustees of the Trust. Short-term investments (those with maturities of 60 days or less) are valued at amortized cost, which the Board of Trustees has determined best represents a fair value.

Church Capital Money Market Fund values its portfolio instruments at amortized cost, which means they are valued at their acquisition cost, as adjusted for amortization of premium or discount, which is believed to reflect fair value.

The Financial Accounting Standards Board's ("FASB") Statement of Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements" establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds' investments. These inputs are summarized in the three broad levels listed below:

      o     Level 1 - quoted prices in active markets for identical securities
      o     Level 2 - other significant observable inputs
      o     Level 3 - significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

CHURCH CAPITAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MAY 31, 2008 (UNAUDITED)
================================================================================

The following is a summary of the inputs used to value each Fund's net assets as of May 31, 2008:

                                                                CHURCH CAPITAL
                                                CHURCH CAPITAL   MONEY MARKET
VALUATION INPUTS                                 VALUE TRUST         FUND
--------------------------------------------     ------------    ------------

Level 1 - Quoted Prices                          $ 32,713,663    $  8,762,962

Level 2 - Other Significant Observable Inputs              --      82,854,510
                                                 ------------    ------------
                                        TOTAL    $ 32,713,663    $ 91,617,472
                                                 ============    ============

SHARE VALUATION - The net asset value per share of each Fund is calculated daily by dividing the total value of each Fund's assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of each Fund is equal to the net asset value per share.

INVESTMENT INCOME - Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned and includes, where applicable, the pro-rata amortization of premium or accretion of discount.

SECURITY TRANSACTIONS - Security transactions are accounted for on the trade date. Gains and losses on securities sold are determined on a specific identification basis.

DISTRIBUTIONS TO SHAREHOLDERS - Dividends arising from net investment income are declared and paid at least annually to shareholders of Church Capital Value Trust. Dividends arising from net investment income are declared daily and paid monthly, on the last business day of each month, to shareholders of Church Capital Money Market Fund. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America and are recorded on the ex-dividend date. These "book/tax" differences are either temporary or permanent in nature and are primarily due to differing book/tax treatment of short-term capital gains. The tax character of distributions paid by the Funds during the periods ended May 31, 2008 and November 30, 2007 was as follows:

---------------------------------------------------------------------------------------
                                             ORDINARY       LONG-TERM         TOTAL
                        PERIOD ENDED          INCOME       CAPITAL GAINS  DISTRIBUTIONS
---------------------------------------------------------------------------------------
 Church Capital         May 31, 2008      $  1,651,386    $    765,375    $  2,416,761
   Value Trust       November 30, 2007    $    458,631    $         --    $    458,631

 Church Capital         May 31, 2008      $  1,126,753    $         --    $  1,126,753
Money Market Fund    November 30, 2007    $  2,650,191    $         --    $  2,650,191
---------------------------------------------------------------------------------------

REPURCHASE   AGREEMENTS  -  The  Funds  may  enter  into  repurchase  agreements
(agreements to purchase securities subject to the seller's agreement to repurchase them at a specified time and price) with well-established registered securities dealers or banks. Repurchase agreements may be deemed to be loans by the Funds. It is each Fund's policy to take possession of U.S. Government obligations as collateral under a repurchase agreement and, on a daily basis, mark-to-market such obligations to ensure that their value, including accrued interest, is at least equal to the amount to be repaid to the Fund under the repurchase agreement.

CHURCH CAPITAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MAY 31, 2008 (UNAUDITED)
================================================================================

ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

FEDERAL INCOME TAX - It is each Fund's policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes is required.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended November 30) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of May 31, 2008:

      ----------------------------------------------------------------------
                                          CHURCH CAPITAL     CHURCH CAPITAL
                                           VALUE TRUST     MONEY MARKET FUND
      ----------------------------------------------------------------------

      Tax cost of portfolio investments    $ 31,549,614       $ 91,617,472
                                           ============       ============
      Gross unrealized appreciation        $  3,195,524       $         --

      Gross unrealized depreciation          (2,031,475)                --
                                           ------------       ------------
      Net unrealized appreciation          $  1,164,049       $         --
      Undistributed ordinary income             300,770            153,104
      Undistributed long-term gains               3,203                 --
      Other temporary differences                    --           (153,104)
                                           ------------       ------------
      Accumulated earnings                 $  1,468,022       $         --
                                           ============       ============
      ----------------------------------------------------------------------

The difference between the federal income tax cost of portfolio investments and the financial statement cost for the Church Capital Value Trust is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and accounting principles generally accepted in the United States of America. These "book/tax" differences are temporary in nature and are either due to the tax deferral of losses on wash sales or the differences in the timing of the deduction for dividends paid.

FASB's Interpretation No. 48 ("FIN 48") "Accounting for Uncertainty in Income Taxes" provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing each Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be booked as a tax benefit or expense in the current year. The Funds have adopted FIN 48 with this semi-annual report. Based on management's analysis, the adoption of FIN 48 does not have a material impact on the financial statements. The statute of limitations on the Funds' tax returns remains open for the years ended November 30, 2006 and November 30, 2007.

CHURCH CAPITAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MAY 31, 2008 (UNAUDITED)
================================================================================

3.    INVESTMENT TRANSACTIONS

During the six months ended May 31, 2008, cost of purchases and proceeds from sales of investment securities, other than short-term investments and U.S. government securities, were as follows:

      --------------------------------------------------------------------------
                                                                       CHURCH
                                                        CHURCH         CAPITAL
                                                        CAPITAL         MONEY
                                                      VALUE TRUST    MARKET FUND
      --------------------------------------------------------------------------
      Cost of purchases of investment securities      $  8,317,083    $       --
                                                      ============    ==========
      Proceeds from sales of investment securities    $ 11,960,820    $       --
                                                      ============    ==========
      --------------------------------------------------------------------------

4.    TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY AGREEMENT
Church Capital Management LLC (the "Adviser") serves as the investment adviser to the Fund. For these services, Church Capital Value Trust pays the Adviser a monthly fee at the annual rate of 1.00% of its average daily net assets and Church Capital Money Market Fund pays the Adviser a monthly fee at the annual rate of 0.50% of its average daily net assets. On April 4, 2008, Sterling Financial Corporation, the parent company of the Adviser, merged with and into The PNC Financial Services Group, Inc. ("PNC"). As a result of this merger, the Adviser is a wholly-owned subsidiary of PNC. The merger resulted in a change of control at the Adviser and effectively terminated the investment advisory agreement between the Funds and the Adviser. The Adviser continues to manage the Funds under an Interim Investment Advisory Agreement (the "Interim Agreement") that has been approved by the Board of Trustees of the Trust. The terms of the Interim Agreement, including the amount of compensation payable to the Adviser, are substantially identical to those of the recently terminated investment advisory agreement except that (i) the Interim Agreement has a maximum term of 150 days, (ii) the Trustees or a majority of each of the Fund's outstanding shares may terminate the Interim Agreement at any time, without penalty, on not more than 10 days' written notice, and (iii) compensation earned by the Adviser under the Interim Agreement will be held in an escrow account until the change of control of the Adviser has been approved by shareholders. Upon approval of the change of control by shareholders, it is expected that the amounts held in the escrow account will be paid to the Adviser.

The Adviser has contractually agreed to reduce its fees and/or to reimburse expenses to the extent necessary to limit the ordinary operating expenses (excluding brokerage costs, taxes, interest and extraordinary expenses) to 1.25% of Church Capital Value Trust's average daily net assets and to 0.66% of Church Capital Money Market Fund's average daily net assets. These contractual limitations are in place through January 19, 2009 for Church Value Trust and through January 20, 2009 for Church Money Market Fund. The Adviser's agreement to cap the Funds' ordinary operating expenses does not include indirect expenses, such as fees and expenses of underlying investment companies in which the Funds may invest. Any such fee reductions by the Adviser, or payments by the Adviser of expenses which are the Funds' obligations, are subject to repayment by the Funds, provided that the repayments do not cause each Fund's ordinary operating expenses to exceed the expense limitation noted above, and provided further that the fees and expenses which are the subject of repayment were incurred within three years of the repayment. During the six months ended May 31, 2008, the Adviser reduced its investment advisory fees by $58,832 and $66,198 for Church Capital Value Trust and Church Capital Money Market Fund, respectively. However, due to the change in control discussed above, all fee reductions by the Adviser prior to April 4, 2008 may no longer be recovered by the Adviser. Therefore, as of May 31, 2008, the amounts of fee reductions

CHURCH CAPITAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MAY 31, 2008 (UNAUDITED)
================================================================================

available for reimbursement to the Adviser are $26,404 and $26,875 for Church Capital Value Trust and Church Capital Money Market Fund, respectively. The Adviser may recapture such fee reductions no later than May 31, 2011.

The Chief Compliance Officer (the "CCO") of the Trust is an officer of the Adviser and of Bainbridge Securities, Inc. (the "Distributor"), the principal underwriter to the Funds. Each Fund pays the Adviser $9,000 annually for providing CCO services.

ADMINISTRATION AGREEMENT
Under the terms of an Administration Agreement with the Trust, Ultimus Fund Solutions, LLC ("Ultimus") provides executive and administrative services and internal regulatory compliance services for the Funds. Ultimus supervises the preparation of tax returns, reports to shareholders of the Funds, reports to and filings with the Securities and Exchange Commission and state securities commissions and materials for meetings of the Board of Trustees. For these services, each Fund pays to Ultimus a monthly fee equal to 0.10% per annum of its average daily net assets up to $500 million, 0.075% of such assets from $500 million to $1 billion and 0.05% of such assets in excess of $1 billion, provided, however, that the minimum fee is $2,000 per month with respect to each Fund.

FUND ACCOUNTING AGREEMENT
Under the terms of a Fund Accounting Agreement, Ultimus calculates the daily net asset value per share and maintains the financial books and records of the Funds. For these services, each Fund pays to Ultimus a base fee of $2,500 per month, plus an asset-based fee at the annual rate of .01% of each Fund's average daily net assets. In addition, the Funds pay all costs of external pricing services.

TRANSFER AGENT AND SHAREHOLDER SERVICES AGREEMENT
Under the terms of a Transfer Agent and Shareholder Services Agreement, Ultimus maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchase and redemption of each Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, Ultimus receives from each Fund a fee, payable monthly, at an annual rate of $24 per account, provided, however, that the minimum fee with respect to each Fund is $1,000 per month if a Fund has 25 shareholder accounts or less, $1,250 per month if a Fund has between 26 and 100 shareholder accounts, and $1,500 per month if a Fund has more than 100 shareholder accounts. In addition, the Funds pay out-of-pocket expenses, including but not limited to, postage and supplies.

DISTRIBUTION AGREEMENT
Under the terms of a Distribution Agreement, the Distributor serves as principal underwriter to the Funds. The Distributor is an affiliate of the Adviser. The Distributor receives no compensation from the Funds for acting as principal underwriter, but the Distributor executes brokerage transactions for the Funds as described under "PORTFOLIO TRANSACTIONS" below.

TRUSTEES AND OFFICERS
Certain officers of the Trust are directors and officers of the Adviser or the Distributor, or of Ultimus. Each Independent Trustee receives from the Trust an annual retainer of $4,000, payable quarterly, and a fee of $1,000 for attendance at each meeting of the Board of Trustees, plus reimbursement of travel and other expenses incurred in attending meetings.

CHURCH CAPITAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MAY 31, 2008 (UNAUDITED)
================================================================================

PORTFOLIO TRANSACTIONS
A majority of Church Capital Value Trust's portfolio transactions were executed through the Distributor. During the six months ended May 31, 2008, brokerage commissions of $21,125 were paid by Church Capital Value Trust to the Distributor with respect to transactions totaling $17,196,891.

5.    CONTINGENCIES AND COMMITMENTS

The Funds indemnify the Trust's officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. Each Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

6.    SUBSEQUENT EVENT

At a meeting held on July 16, 2008, the Board of Trustees of the Trust approved the mandatory redemption of all shares of Church Capital Money Market Fund. It is anticipated that all outstanding shares of the Fund will be redeemed and that the Fund will discontinue operations on or about August 8, 2008. The Adviser will continue to waive fees and reimburse expenses of the Fund, as necessary, in order to maintain fees and expenses at their current level.

CHURCH CAPITAL INVESTMENT TRUST
ABOUT YOUR FUNDS' EXPENSES (UNAUDITED)
================================================================================

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Funds, you incur ongoing costs, including management fees and other Fund operating expenses. These ongoing costs, which are deducted from each Fund's gross income, directly reduce the investment returns of the Funds.

A mutual fund's ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The expense examples in the table are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (December 1, 2007 through May 31, 2008).

The table below illustrates each Fund's costs in two ways:

ACTUAL FUND RETURN - This line provides information about actual expenses and actual account values. The "Ending Account Value" shown on the first line is derived from the Fund's actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN - This line is intended to help you compare each Fund's costs with those of other mutual funds, based on the Fund's respective actual expense ratio and an assumed annual rate of return of 5% before expenses during the period shown. In this case, because the return used is not the actual return of either Fund, you should not use the hypothetical account value or expenses to estimate your actual ending account balance or expenses you paid for the period. The example is useful in making comparisons among various mutual funds because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a hypothetical 5% return. You can assess each Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Funds do not charge transaction fees, such as purchase or redemption fees, nor do they carry a "sales load." Therefore, the information provided for the hypothetical 5% return is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about the Funds' expenses, including annual expense ratios, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to each Fund's prospectus.

CHURCH CAPITAL INVESTMENT TRUST
ABOUT YOUR FUNDS' EXPENSES (UNAUDITED) (CONTINUED)
================================================================================

----------------------------------------------------------------------------------------
                                       Beginning           Ending
                                     Account Value      Account Value    Expenses Paid
                                    December 1, 2007     May 31, 2008    During Period*
----------------------------------------------------------------------------------------
CHURCH CAPITAL VALUE TRUST
----------------------------------------------------------------------------------------
Based on Actual Fund Return             $1,000.00          $  998.90          $6.25
Based on Hypothetical 5% Return
      (before expenses)                 $1,000.00          $1,018.75          $6.31
----------------------------------------------------------------------------------------
CHURCH CAPITAL MONEY MARKET FUND
----------------------------------------------------------------------------------------
Based on Actual Fund Return             $1,000.00          $1,014.40          $3.32
Based on Hypothetical 5% Return
      (before expenses)                 $1,000.00          $1,021.70          $3.34
----------------------------------------------------------------------------------------

* Expenses are equal to the Funds' annualized expense ratios (after waivers and reimbursement) stated below, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

                  Church Capital Value Trust               1.25%
                  Church Capital Money Market Fund         0.66%

OTHER INFORMATION (Unaudited)
================================================================================

A description of the policies and procedures that the Funds use to vote proxies relating to portfolio securities is available without charge upon request by calling 1-877-742-8061, or on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling 1-877-742-8061, or on the SEC's website at http://www.sec.gov.

The Trust files a complete listing of portfolio holdings of the Funds with the SEC as of the end of the first and third quarters of each fiscal year on Form N-Q. The filings are available without charge upon request by calling 1-877-742-8061. Furthermore, you may obtain a copy of the filings on the SEC's website at http://www.sec.gov. The Trust's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

CHURCH CAPITAL INVESTMENT TRUST
APPROVAL OF INVESTMENT ADVISORY AGREEMENTS
(UNAUDITED)
================================================================================

The Board of Trustees, including the Independent Trustees voting separately, have reviewed and approved Interim Investment Advisory Agreements (hereafter referred to as the "Advisory Agreements") with the Adviser for the Church Capital Value Trust (the "Value Fund") and the Church Capital Money Market Fund (the "Money Market Fund"). The Advisory Agreements each have a term of 150 days and were put in place due to a change of control at the Adviser. The change of control occurred when the parent company of the Adviser merged into The PNC Financial Group, Inc. ("PNC"). Prior to the expiration of the Advisory Agreements, shareholders will be asked, at a Special Meeting of Shareholders, to approve new investment advisory agreements for the Funds.

The approvals of the Advisory Agreements took place at an in-person meeting held on April 4, 2008, at which all of the Independent Trustees were present. At this meeting the Trustees were advised by experienced counsel of their fiduciary obligations in approving the Advisory Agreements and the Trustees requested such information from the Adviser as they deemed reasonably necessary to evaluate the terms of the Advisory Agreements and to determine whether the Advisory Agreements are in the best interests of the Funds and their shareholders. The Trustees reviewed: (i) the nature, extent and quality of the services provided by the Adviser; (ii) the investment performance of each Fund and the Adviser;
(iii) the costs of the services to be provided and profits to be realized by the Adviser and its affiliates from their relationship with the Funds; and (iv) the extent to which economies of scale would be realized as the Funds grow and whether advisory fee levels reflect these economies of scale for the benefit of Fund shareholders. The Trustees reviewed the background, qualifications, education and experience of the Adviser's investment and operational personnel. The Trustees also discussed and considered the quality of administrative and other services provided to the Trust, the Adviser's compliance program, and the Adviser's role in coordinating such services and programs. The Independent Trustees were advised by experienced counsel throughout the process.

Below are summaries of the discussions and findings of the Independent Trustees in regard to the approvals of the Advisory Agreements.

(i) THE NATURE, EXTENT, AND QUALITY OF THE SERVICES PROVIDED BY THE ADVISER. In this regard, the Independent Trustees reviewed the services being provided to the Funds by the Adviser. They discussed the responsibilities of the Adviser under the Advisory Agreements and the Adviser's compensation. The Independent Trustees reviewed the background and experience of the Adviser's key investment and operating personnel. They also considered the Adviser's commitment to maintain a qualified professional staff. The Independent Trustees also noted the representations by PNC that no immediate changes are expected at the professional staff level for the Adviser. After reviewing the foregoing information, the Independent Trustees concluded that the quality, extent and nature of the services provided by the Adviser were satisfactory for the Value Fund and the Money Market Fund.

(ii) THE INVESTMENT PERFORMANCE OF THE FUNDS AND ADVISER. In this regard, the Independent Trustees compared the performance of the Value Fund, over various periods ended December 31, 2007, with comparative performance statistics of the universe of funds categorized by Morningstar as "large blend" funds, which is the category to which the Value Fund has been assigned. The Independent Trustees also compared the Value Fund's performance to the S&P 500 Index, the Fund's primary benchmark (the "Benchmark"), noting that the Value Fund outperformed the Benchmark over the one year period ended December 31, 2007. The Independent Trustees also considered the Value Fund's performance through February 29, 2008, noting that the Value Fund's one year return of 0.88% was significantly ahead of the S&P 500 Index's return of -3.60%. The Independent Trustees also considered the consistency of the Adviser's management of the Value Fund with the Fund's investment objective and policies. The Independent Trustees were provided with information on how the Adviser's similarly managed accounts performed. After considerable discussion, the Independent Trustees concluded that the investment performance of the Value Fund has been satisfactory.

CHURCH CAPITAL INVESTMENT TRUST
APPROVAL OF INVESTMENT ADVISORY AGREEMENTS
(UNAUDITED) (CONTINUED)
================================================================================

      The Independent Trustees reviewed the performance of the Money Market Fund. Its performance was first compared to a group of other money market funds selected by the Adviser based on the Adviser's familiarity with the funds and their similar investment objectives (hereafter referred to as the "Peer Group"). The Independent Trustees also considered the consistency of the Adviser's management of the Money Market Fund with the Fund's investment objective and policies and the Adviser's commitment to compliance with regards to the management of the Fund. The Independent Trustees noted that the Adviser does not manage any other products with a similar investment objective. After considerable discussion, the Independent Trustees concluded that the investment performance of the Money Market Fund has been satisfactory.

(iii) THE COSTS OF THE SERVICES TO BE PROVIDED AND PROFITS TO BE REALIZED BY THE ADVISER AND ITS AFFILIATES FROM THE RELATIONSHIP WITH THE FUNDS. In this regard, the Independent Trustees considered the Adviser's staffing, personnel and methods of operating; the financial condition of PNC; the asset levels of each Fund; and the overall expenses of each Fund. The Independent Trustees reviewed the rate of the advisory fees to be paid by the Funds under the Advisory Agreements and compared them to the average advisory fee ratios of similar mutual funds, according to statistics derived from Morningstar, Inc. They also compared the total operating expense ratios of the Funds with average expense ratios of representative funds. It was noted by the Independent Trustees that the Value Fund's advisory fee of 1.00% and its overall net expense ratio of 1.25% were each higher than the average advisory fee (0.52%) and average expense ratio (1.11%) for the funds categorized by Morningstar as large blend funds. The Independent Trustees also compared the Value Fund's advisory fee and overall expense ratio to the averages for large blend funds with less than $50 million in net assets, noting that large blend funds with $50 million or less in net assets had an average advisory fee of 0.65%, and that the average expense ratio of such funds (1.33%) was higher than the Value Fund's overall expense ratio, net of fee waivers. The Independent Trustees performed a similar comparison for the Money Market Fund, finding that the Money Market Fund's advisory fee of 0.50% was higher than the average management fee charged by its Peer Group (0.37%). It was noted, however, that the Money Market Fund's overall expense ratio of 0.68%, after fee waivers, was lower than each of the funds within the Peer Group. The Independent Trustees were presented with information regarding the financial condition of PNC, and concluded that the Adviser has the necessary financial resources to serve as the Funds' investment adviser and maintain the expense cap commitments for each Fund. The Independent Trustees also considered the "fallout benefits" to the Adviser, and in particular the brokerage commissions received by Bainbridge Securities Inc. ("Bainbridge"), an affiliated broker-dealer, for executing portfolio trades of the Value Fund. The Independent Trustees considered that Bainbridge has been paid $125,874 in brokerage commissions by the Value Fund from the Fund's inception through December 31, 2007. Following consideration of the foregoing, the Independent Trustees concluded that the fees paid by each Fund to the Adviser are reasonable.

(iv) THE EXTENT TO WHICH ECONOMIES OF SCALE WOULD BE REALIZED AS THE FUNDS GROW AND WHETHER ADVISORY FEE LEVELS REFLECT THESE ECONOMIES OF SCALE FOR THE BENEFIT OF THE FUNDS' INVESTORS. In this regard, the Independent Trustees considered that the Adviser is not currently collecting its full advisory fees from either Fund due to its commitment to cap their overall expenses. The Independent Trustees concluded that, at current asset levels, it would not be relevant to consider the extent to which economies of scale are being realized. It was noted by the Independent Trustees that, to the extent that the Funds continue to grow, this factor will likely become a more important consideration at future contract renewals. The Independent Trustees also considered the impact that PNC's acquisition may have on the growth of Fund assets.

CHURCH CAPITAL INVESTMENT TRUST
APPROVAL OF INVESTMENT ADVISORY AGREEMENTS
(UNAUDITED) (CONTINUED)
================================================================================

The Independent Trustees concluded that, based on each Fund's performance record and the other services provided by the Adviser, they believe that the Adviser has provided high quality advisory services to the Funds. The Independent Trustees indicated that, although the advisory fees of the Funds are in the higher range of fees for other comparably managed funds, they believe the fees to be reasonable given the Funds' performance records, the quality of services provided by the Adviser, and the relatively small size of each Fund.

In conclusion, the Trustees did not identify any single factor as all-important or controlling in their determination to approve the Advisory Agreements. The Trustees concluded that the terms of the Advisory Agreements were fair and reasonable, that the Adviser's fees were reasonable in light of the services provided to the Funds and the benefits received by the Adviser, and that the Advisory Agreements are in the best interests of the Funds and their shareholders.

ITEM 2.     CODE OF ETHICS.

Not required

ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT.

Not required

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required

ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.     SCHEDULE OF INVESTMENTS.

Not applicable [schedule filed with Item 1]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8.     PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

ITEM 10.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

ITEM 11.    CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.    EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(b)   Certifications   required  by  Rule   30a-2(b)   under  the  Act  (17  CFR
270.30a-2(b)): Attached hereto

Exhibit 99.CERT        Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT     Certifications required by Rule 30a-2(b) under the Act

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Church Capital Investment Trust
            --------------------------------------------------------------------

By (Signature and Title)*          /s/ Gregory A. Church
                           -----------------------------------------------------
                                   Gregory A. Church, President

Date          August 4, 2008
      -----------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*          /s/ Gregory A. Church
                           -----------------------------------------------------
                                   Gregory A. Church, President

Date          August 4, 2008
      -----------------------------

By (Signature and Title)*          /s/ Mark J. Seger
                           -----------------------------------------------------
                                   Mark J. Seger, Treasurer

Date          August 4, 2008
      -----------------------------

* Print the name and title of each signing officer under his or her signature.